Investments - Short-term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Adjusted Cost	$ 235,156	$ 72,859
Unrealized Gains	3	7
Unrealized Losses	(62)	(2)
Fair Value	235,097	72,864
Corporate bonds
Marketable Securities [Line Items]
Adjusted Cost	177,273	55,224
Unrealized Gains	1	5
Unrealized Losses	(53)	(2)
Fair Value	177,221	55,227
Government bonds
Marketable Securities [Line Items]
Adjusted Cost	40,955	14,121
Unrealized Gains	2	2
Unrealized Losses	(5)	0
Fair Value	40,952	14,123
Asset-backed bonds
Marketable Securities [Line Items]
Adjusted Cost	16,928	3,514
Unrealized Gains	0	0
Unrealized Losses	(4)	0
Fair Value	$ 16,924	$ 3,514